EXPENDITURES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	$ 4,692	$ 5,910
Exploration and evaluation	764	1,758
Investor relations and marketing communications	1,634	3,284
Corporate development and due diligence	505	340
Write-down of mineral properties (non-cash)	4,181	0
Total	11,776	11,292
Administrative and office
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	501	485
Exploration and evaluation	139	0
Investor relations and marketing communications	33	0
Corporate development and due diligence	5	0
Total	678	485
Depreciation (non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	11	67
Exploration and evaluation	193	228
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	204	295
Consultants
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	62	5
Exploration and evaluation	72	115
Investor relations and marketing communications	17	0
Corporate development and due diligence	0	11
Total	151	131
Directors fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	143	142
Exploration and evaluation	0	0
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	143	142
Exploration and evaluation
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	0	0
Exploration and evaluation	1	67
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	1	67
Investor relations and marketing communications
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	7	0
Exploration and evaluation	7	0
Investor relations and marketing communications	803	2,015
Corporate development and due diligence	2	35
Total	819	2,050
Professional fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	342	570
Exploration and evaluation	0	39
Investor relations and marketing communications	0	0
Corporate development and due diligence	0	0
Total	342	609
Salaries
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	1,110	712
Exploration and evaluation	145	41
Investor relations and marketing communications	228	240
Corporate development and due diligence	238	56
Total	1,721	1,049
Share-based payments (non-cash)
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	2,254	3,401
Exploration and evaluation	106	1,130
Investor relations and marketing communications	437	728
Corporate development and due diligence	235	238
Total	3,032	5,497
Transfer agent and filing fees
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	162	452
Exploration and evaluation	0	0
Investor relations and marketing communications	8	0
Corporate development and due diligence	0	0
Total	170	452
Travel and accommodation
DisclosureOfExpenseByNatureLineItems [Line Items]
General and administration	100	76
Exploration and evaluation	101	138
Investor relations and marketing communications	108	301
Corporate development and due diligence	25	0
Total	$ 334	$ 515